FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 5,031,198	$ 7,472,882
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	562,462	950,222
Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	4,150,264	6,219,665
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	297,098	260,662
Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	21,374	42,333
Due
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	28,055	317,117
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	28,055	317,117
January 2025 thru December 2025
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,937,827	1,961,450
January 2025 thru December 2025 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	514,312	1,294
January 2025 thru December 2025 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,311,431	1,887,227
January 2025 thru December 2025 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	94,803	66,287
January 2025 thru December 2025 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	17,281	6,642
January 2026 thru December 2026
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	895,970	1,783,520
January 2026 thru December 2026 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	14,238	390
January 2026 thru December 2026 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	815,817	1,742,225
January 2026 thru December 2026 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	61,822	34,748
January 2026 thru December 2026 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	4,093	6,157
January 2027 thru December 2027
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	510,361
January 2027 thru December 2027 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	5,638
January 2027 thru December 2027 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	457,653
January 2027 thru December 2027 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	47,070
January 2024 thru December 2024
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		2,300,101
January 2024 thru December 2024 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		630,678
January 2024 thru December 2024 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		1,557,039
January 2024 thru December 2024 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		83,759
January 2024 thru December 2024 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		28,625
January 2028 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,658,985
January 2028 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	219
January 2028 and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,565,363
January 2028 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 93,403
January 2027 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		1,110,694
January 2027 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		743
January 2027 and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		1,033,174
January 2027 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		75,868
January 2027 and thereafter | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		$ 909